Trade, other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade, Other Receivables and Other Assets by Type

	US Dollars
Figures in millions	2019	2018	2017

Non-current
Prepayments	15	18	17
Recoverable tax, rebates, levies and duties	107	84	50
	122	102	67

Current
Trade and loan receivables	47	33	27
Prepayments	61	42	62
Recoverable tax, rebates, levies and duties	130	116	127
Other receivables	12	18	6
	250	209	222

Total trade, other receivables and other assets	372	311	289

There is a concentration of risk in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Continental Africa segment. These values are summarised as follows:

Recoverable value added tax	167	126	106
Recoverable fuel duties	43	41	38
Appeal deposits	10	10	10